Wisconsin AFL - CIO Building Trades Conference March 17, 2022

Projects Committed/In Construction as of December 31, 2021 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 1

HIT’s Long History Benefiting Union Workers and Communities NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA Old Colony Phase Three C Boston, MA 311 West 42 nd Street New York, NY The Couture Milwaukee, WI 2 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 566 $10.0 B $18.6 B $36.5 B $15.0 B 189.9 M 212,060 123,339 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $7.6B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing

3 HIT’s Investment in Major Markets* ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credits (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 193 M nationwide *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . (1984 - 2021) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 58 74 73 262 566 HIT Investment^ $467.2M $667.4M $994.3M $1.9B $1.3B $5.4B $9.8B Total Development Cost $866.0M $1.6B $2.1B $4.8B $2.0B $11.4B $18.6B Union Construction Hours 10.2M 12.9M 20.1M 26.2M 19.1M 88.5M 189.9M Total Jobs Created 11,127 14,890 21,540 29,358 24,021 100,936 212,060 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,400 (69%) 44,226 (92%) 10,678 (51%) 76,056 (79%) 123,339 (67%) Total Economic Impact $1.9B $2.9B $3.6B $5.4B $4.0B $17.8B $36.5B

Overview Proven Track Record Investment Strategy Active Impact Investing 4 Summary of the HIT » $7.1 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » Affordable housing creation and preservation » Creating union construction jobs » Successful ESG record generating economic impacts that benefit underserved communities » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 29 years experience, 18 years at HIT » Record of consistent and competitive returns » Focus on high credit quality multifamily mortgage securities » Higher income with superior credit quality and similar interest rate risk » Provides diversification and liquidity As of December 31 , 2021 , unless otherwise denoted . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods January 31 , 2022 was - 2 . 34% , 3 . 39% , 2 . 77% , and 2 . 44% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

5 x Record AUM – $7.1 billion at year end 2021 x Record dollars committed – $653 million to 16 projects* x 41 projects currently under construction x Competitive returns for the year, outperforming the benchmark by 81 bps on a gross basis, 50 bps net x Reduced operating costs – record low annualized expense ratio of 31 bps A Successful 2021 The American Cooperative of Anoka, Anoka, MN Heiwa Terrace Apartments Chicago, IL Cherry Street Lofts Bridgeport, CT * HIT committed $645.2 million and Building America CDE allocated $8 million in NMTC. As of December 31, 2021, unless otherwise noted. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended February 28 , 2022 was - 2 . 45% , 3 . 06% , 2 . 47% , and 2 . 33% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

Objectives Strategy Core Competency HIT Objectives and Strategy 6 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark. x Create work for union members in the construction trades and related industries. x Support housing construction including affordable and workforce. x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

Plan types include pension, health & welfare, annuity, among others . $2,272.56 32% $1,043.98 15% $1,513.81 21% $1,771.36 25% $504.84 7% 365 Institutional Investors (as of 12/31/2021) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Plans Service Assets Under Management - $7.11 Billion Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 7

- 0.73% 4.58% 3.57% 3.09% - 1.04% 4.24% 3.20% 2.68% - 1.54% 4.79% 3.57% 2.90% - 1.75% 3.71% 2.89% 2.42% -2.0% 0.0% 2.0% 4.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of December 31, 2021 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 8

Success in Lowering Costs 9 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 In BPS HIT Expense Ratio As an internally managed mutual fund, the HIT does not charge a fixed fee . Instead, in accordance with its prospectus, the HIT passes along only its costs of operations . All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held . Each year the Board of Trustees approves the HIT budget and monitors it throughout the year . For the year ended December 31 , 2021 , the HIT’s ratio of expenses to average net assets was 31 basis points . Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov .

Sharp Rise in Rents and Home Prices Source: Apartment List, National Association of Realtors 10 $1,000 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 Dec-16 Apr-17 Aug-17 Dec-17 Apr-18 Aug-18 Dec-18 Apr-19 Aug-19 Dec-19 Apr-20 Aug-20 Dec-20 Apr-21 Aug-21 Dec-21 Apartment Rents $100,000 $150,000 $200,000 $250,000 $300,000 $350,000 $400,000 Nov-00 May-02 Nov-03 May-05 Nov-06 May-08 Nov-09 May-11 Nov-12 May-14 Nov-15 May-17 Nov-18 May-20 Nov-21 Median Price Homes 12 Month Moving Average Home Prices Median Home Prices

Strong Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Source: CBRE; REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau. Sharp Rise in Apartment Rents x Multifamily vacancy rate hit a record - low of 2.5% at year - end, down from a pandemic peak of 5.4% at the start of the year x Chronic underbuilding during the Great Recession has constrained apartment supply at a time when demand is increasing for apartment living x Rise in demand fueled by household formation, job and wage growth and sharply rising home prices x Asking rents grew a record 11.9% in 2021 – the highest growth rate on record since REIS/Moody’s began publishing the data in 1999. x Extremely low - income renters face a shortage of 7 million rental units; only 37 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition study in 2021. 11 0 500 1000 1500 2000 2500 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 As of December 31, 2021, unless otherwise denoted 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 Dec-16 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 Dec-21

The Couture | Milwaukee, WI HIT Investment: $105M Total Development Cost: $159M Hours of Union Construction Work: 1,464,510 12 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Old Colony | Boston, MA HIT Investment: $187M (in 6 phases to - date) Total Development Cost: $270M Hours of Union Construction Work: 2,371,650 13 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Gateway Northeast | Minneapolis, MN HIT Investment: $21M Total Development Cost: $39M Hours of Union Construction Work: 273,760 14 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Heiwa Terrace Apartment | Chicago, IL HIT Investment: $29M Total Development Cost: $68M Hours of Union Construction Work: 396,710 15 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Metro 19 Apartments | Roselle, IL HIT Investment: $66M Total Development Cost: $77M Hours of Union Construction Work: 570,480 16 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Residences @ 150 Bagley | Detroit, MI HIT Investment: $42M Total Development Cost: $63M | Hours of Union Construction Work: 563,300 17 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Granada Senior Apartments | San Antonio, TX HIT Investment: $37M Total Development Cost: $63M Hours of Union Construction Work: 321,480 18 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

19 x Enhance Performance x Increase Number of Projects and Impact Investments x Lower Costs x New Tools x New Relationships In 2019, HIT Sought Ways to:

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . Paul Sommers, Regional Director psommers@aflcio - hit.com 937 - 604 - 9681